Infinity Q Diversified Alpha Fund
Infinity Q Diversified Alpha Fund
Investment Objective
The Infinity Q Diversified Alpha Fund (the “Fund”) seeks to generate positive absolute returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Infinity Q Diversified Alpha Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Infinity Q Diversified Alpha Fund		Investor Class	Institutional Class
Management Fees		1.70%	1.70%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.83%	0.72%
Dividends on short sales, interest and broker fees		0.41%	0.39%
Remaining other expenses		0.42%	0.33%
Acquired Fund Fees and Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses	[2]	2.85%	2.49%
Less: Fee Waiver and Expense Reimbursement	[3],[4]	(0.17%)	(0.08%)
Net Annual Fund Operating Expenses		2.68%	2.41%
[1]	Other Expenses include expenses of the Subsidiary (defined below) which were less than 0.01% for the most recent fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include 0.07% that is attributed to acquired fund fees and expenses ("AFFE").
[3]	Infinity Q Capital Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 2.20% and 1.95% of average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least February 1, 2019, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower.
[4]	The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Infinity Q Diversified Alpha Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	271	867	1,489	3,164
Institutional Class	244	768	1,318	2,820

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As discussed below, the Fund’s investment strategies, including the use of derivative instruments, require frequent transactions that generate a portfolio turnover rate that is significantly higher than most equity funds. During the fiscal year ended August 31, 2017, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio, including cash and long-term derivative positions. This portfolio turnover rate calculation excludes derivatives and cash transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies of the Fund
The Fund pursues its investment objective by aiming to provide exposure to several strategies often referred to as “alternative” or “absolute return” strategies. Absolute return strategies seek to produce positive performance in both positive and negative environments for equities, fixed income, and credit markets. Utilizing a diversified portfolio of instruments, the Fund seeks exposure to the following strategies: Volatility, Equity Long/Short, Relative Value and Global Macro. Through exposure to these strategies, the Fund attempts to generate positive absolute returns over time.

The Fund implements these strategies by investing globally (including in emerging markets) either directly in, or through total return swaps on, a broad range of instruments, including, but not limited to, equities, bonds (including but not limited to high-yield or “junk” bonds), currencies, commodities, MLPs, credit derivatives, convertible securities, futures, forwards, options, including complex options such as barrier options, and swaps. The Fund may also invest up to 25% of its assets in a subsidiary that is invested in these types of derivative instruments (the “Subsidiary”) as described further below. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest.

The Adviser relies heavily on proprietary quantitative models and information as well as data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. In most cases, the Fund’s quantitative models are the determinative factor in making investment decisions. In some cases, at the portfolio manager’s discretion, market risk exposure may be reduced through hedging.

The Fund is generally intended to have a low average correlation and beta to the equity, fixed income, and credit markets. Beta is a measure of the systematic risk of a security or portfolio in comparison to the market as a whole. The excess return generated by the Fund beyond the return attributable to equity, fixed income, and credit markets is alpha. The Fund generally intends to generate the majority of its performance through alpha. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.

As discussed above, the Fund provides exposure to several absolute return strategies through a single registered investment company. The Fund currently intends to have exposure to each of these strategies; however, it may vary its level of allocation among these strategies depending on market conditions, including reducing the exposure to any strategy to zero. The Adviser believes that, based on a comprehensive analysis of the key drivers of return from these strategies (which are traditionally made available through hedge funds), it can capture a meaningful portion of the return that these strategies can be expected to provide. The Fund is generally intended to have a low correlation to the equity, fixed income, and credit markets. The Fund may add additional strategies from time to time, but currently pursues its investment objective by following the four primary strategies discussed in greater detail below:

Volatility: The Volatility Strategy provides long and short exposure to a diversified portfolio of derivatives across equities, currencies, bonds, interest rates, and commodities markets. The Fund invests long positions in derivatives it expects to increase in value and short sells derivatives it expects to decrease in value. Derivatives are instruments that derive their value from the performance of an underlying security or index. These instruments include index options (vanilla and exotic), volatility and variance swaps, correlation swaps, credit default swaps, swaptions, and total return swaps.

Equity Long/Short: The Equity Long/Short Strategy provides long and short exposure to a diversified portfolio of equities which involves investing long in equities the Adviser expects to increase in value and short selling equities the Adviser expects to decrease in value. When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow an instrument to meet its settlement obligations. The Fund may also take long and short positions in options, futures, forwards or swaps.

Relative Value: The Relative Value Strategy seeks to generate profit by simultaneously investing directly in and taking short positions (i.e., going long and short) in highly correlated securities (e.g., long front-month WTI oil futures and short third-month WTI oil futures). The Fund goes long and short in securities across equities, currencies, bonds, interest rates, and commodities markets. The Strategy typically has a short-term holding period, which causes high portfolio turnover.

Global Macro: The Global Macro Strategy seeks to profit by forecasting price movements based on changing macroeconomic conditions and the impact of economic events across a broad spectrum of assets. The Strategy provides long and short exposure to equities, currencies, bonds, interest rates, and commodities markets.

The Fund’s strategies may result in frequent portfolio trading and high portfolio turnover (greater than 100%). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. Higher portfolio turnover rates generate capital gains that must be distributed to shareholders and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

The Adviser is a “commodity pool operator” (“CPO”) with respect to the Fund and is registered with and regulated by the Commodity Futures Trading Commission (“CFTC”).

As discussed above, the Fund may invest up to 25% of its total assets in the Subsidiary which is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Subsidiary pursues the same investment objective as the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), as well as other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary with the intent of gaining exposure to the commodities markets while meeting the requirements applicable to “regulated investment companies” under U.S. federal income tax laws. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

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Alternative Strategies Risk. Employing alternative strategies raises the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

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Barrier Options Risk. Barrier options are similar to standard options except that they become activated or are extinguished when the underlying asset reaches a predetermined level or barrier. This type of option allows the buyer of the option to set the position of the barrier, the length of time until expiration and the payout to be received once the barrier is broken. If the Adviser sets too high or too low a barrier, and the option is either extinguished or the options are never activated the benefits to the Fund using a barrier option strategy may be limited and the costs associated with a barrier option strategy could be detrimental to the Fund’s performance.

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Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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Common Stock Risk. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

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Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

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Counterparty Risk. In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts, including options and swaps, will be privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

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Credit Default Swap Agreement Risk. The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices. In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk. In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the Fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

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Credit Risk. Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

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Currency Risk. The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

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Derivatives Risk. The Adviser may make use of futures, forwards, options, swaps and other forms of derivative instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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Emerging Markets Risk. The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Foreign Investments Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

○	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

○	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

○	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with remaining maturities of one year or less) the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

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High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

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Interest Rate Risk. Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

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Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

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Leverage Risk. As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, options, swaps and other derivative instruments. These derivatives instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through entering into short sales or purchasing derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

•	Manager Risk. If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

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Market Risk. Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

•	Models and Data Risk. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss.

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Short Sale Risk. The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying security or instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

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Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

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Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment generally available to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments (including commodity-related investments and certain other non-security based derivatives) may generate income that is not qualifying income. The Fund intends to hold certain commodity-related investments indirectly, through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income, because it expects that the Subsidiary will make annual distributions of its earnings and profits. However, there can be no certainty in this regard, as the Fund has not sought or received an opinion of counsel, confirming that the Subsidiary’s operations and resulting distributions would produce qualifying income for the Fund.

The Fund might not be able to determine the percentage of qualifying income it has derived for a taxable year until after year-end. The Fund might generate more non-qualifying income than anticipated or might not be able to generate qualifying income in a particular taxable year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income. If the Fund were to fail to meet the qualifying income test, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, unless certain relief provisions are available (which would generally require the Fund to pay certain Fund-level taxes). In addition, the Fund may determine not to make an investment that it otherwise would have made, or may dispose of an investment it otherwise would have retained, in an effort to meet the qualifying income test.

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Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities or other investments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

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Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged.

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Volatility Risk. The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s Institutional Class performance for the calendar year ended December 31, 2017. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information, is posted on the Fund’s website at www.infinityqfunds.com or by calling the Fund toll-free at 1-844-IQFUND1 (473‑8631).

Calendar year ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.36% for the quarter ended March 31, 2017 and the lowest quarterly return was -0.50% for the quarter ended September 30, 2016.

Average Annual Total Returns For the Calendar Year Ended December 31, 2017
Average Annual Returns - Infinity Q Diversified Alpha Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	7.29%	3.63%	Sep. 30, 2014
Investor Class	Investor Class Shares Return Before Taxes	7.01%	3.38%	Sep. 30, 2014
After Taxes on Distributions | Institutional Class	Institutional Class Shares Return After Taxes on Distributions	7.29%	3.03%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	4.13%	2.60%
Credit Suisse Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)	Credit Suisse Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)	7.12%	2.52%	Sep. 30, 2014